Brazilian Accounts Receivable Securitization Program - Additional Information (Detail) - Dec. 31, 2021 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Financing Receivable, Past Due [Line Items]
Receivables notional amount		$ 44
Brazilian accounts receivable securitization Program [Member]
Financing Receivable, Past Due [Line Items]
Maximum purchase limit for receivables	R$ 25,000,000	$ 4,488